Legal and other reserves (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [abstract]
Legal and other reserve	$ 3,664	$ 4,139
Distributable retained earnings	0
Retained earnings, unappropriated	$ 918,131